U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

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1. Name and address of issuer:

   Franklin Government Securities Trust
   777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

   Franklin Government Securities Trust

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3. Investment Company Act File Number: 811-5709

   Securities Act File Number: 33-26051

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4. Last day of fiscal year for which this notice is filed: 12/31/96

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): Not applicable

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

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9. Number and aggregate sale price of securities sold during the fiscal year:

   -0-


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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    -0-

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): Not applicable

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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from
         Item 10):                                         $ -0-

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                   + n/a

    (iii)Aggregate price of shares redeemed or
         repurchased during the fiscal year (if
         applicable):                                      - -0-

    (iv) Aggregate price of shares redeemed or
         repurchased and previously applied as a
         reduction to filing fees pursuant to rule 24e-2
         (if applicable):                                  + n/a

    (v)  Net aggregate price of securities sold and
         issued during the fiscal year in reliance on
         rule 24f-2 [line (i), plus line (ii), less line
         (iii), plus line (iv)] (if applicable):
                                                           -0-
    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law
         or regulation (see Instruction C.6):              x1/3300

    (vii)Fee due [line (i) or line (v) multiplied by       $ -0-
         line (vii)]:


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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                         [ ]


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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


/s/  Larry L. Greene
     Assistant Secretary
     Date:  2/26/97

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